UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23389

Ellington Income Opportunities Fund
(Exact name of registrant as specified in charter)

8500 Norman Center Drive, Ste 1900

Minneapolis, MN 55437

(Address of principal executive offices) (Zip code)

John L. Sabre

8500 Norman Center Drive, Ste 1900

Minneapolis, MN 55437

(Name and address of agent for service)

952-897-5390

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

SEMIANNUAL REPORT

June 30, 2025

Ellington Income Opportunities Fund

TABLE OF CONTENTS (Unaudited)

Allocation of Portfolio Assets	1
Schedule of Investments	2
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to Financial Statements	10
Additional Information	23

Ellington Income Opportunities Fund

ALLOCATION OF PORTFOLIO ASSETS(1)

June 30, 2025 (Unaudited)

(Expressed as a Percentage of Net Assets)

(1)	Fund holdings are subject to change and there is no assurance that the Fund will continue to hold any particular security.

Please see the Schedule of Investments for a detailed listing of the Fund’s holdings.

1

Ellington Income Opportunities Fund

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

Current Principal Amount/ Shares	Description	Rate (2)	Maturity	Percentage of Net Assets	Fair Value
Asset Backed Securities (96.99%)(1)
Aircraft (12.52%)
149,520	AASET 2021-1A Class C (3)	5.82%	11/16/2041	0.32%	$120,640
670,039	Blackbird Capital Aircraft 2021-1A Class B (3)	3.45%	07/15/2046	1.65%	624,894
763,609	Raptor Aircraft Finance LLC 2019-1 Class A (3)	4.21%	08/23/2044	1.87%	706,190
1,050,000	Skyline Aircraft Finance LLC (Westjet) (5)	0.00%	07/27/2038	2.24%	847,875
895,653	SOLRR Aircraft 2021-1 Limited Class C (3)	5.68%	10/15/2046	2.27%	859,470
28,039,518	Stifel SBA IO Trust Series 25-1A Class A1 (3)(5)	1.83%	08/15/2038	3.21%	1,214,476
414,456	Stonepeak 2021-1A Class D (3)	7.14%	02/28/2033	0.96%	361,561
					4,735,106
Collateralized Debt Obligations (2.64%)
1,000,000	BDS Ltd. 24FL 13 Class E (1 Month SOFR + 4.44%, 0.00% Floor) (3)	8.75%	09/19/2039	2.64%	997,714
					997,714
Collateralized Loan Obligations (42.86%)
1,200,000	Alinea CLO Ltd. Series 18-1A Class ER (3 Month SOFR + 5.95%, 0.00% Floor) (3)(4)	10.22%	07/20/2031	3.10%	1,174,165
1,120,000	Atrium CDO Corp 9A Class ER (3)(4)	11.04%	05/28/2030	2.95%	1,115,617
2,100,000	AXA Investment Managers - Allegro CLO Ltd. 2018-1A SUB (3)(5)	0.00%	06/13/2031	0.17%	62,389
1,000,000	Bean Creek CLO Ltd. Series 15-1A Class ER (3 Month SOFR + 5.75%, 6.01% Floor) (3)(4)(5)	10.28%	04/20/2031	2.63%	996,180
1,230,000	BlackRock Financial Management - CLO Series 23-1A Class D (3 Month SOFR + 6.56%, 6.56% Floor) (3)(4)	10.83%	04/20/2035	3.24%	1,226,551
1,385,000	BlackRock Financial Management - Magnetite CLO Ltd. 2021-30A SUB (3)	0.00%	10/25/2037	2.20%	831,000
50,000	Blue Owl Capital - Tralee CDO Ltd. 2018-5A Class FR (3 Month SOFR + 8.89%, 8.89% Floor) (3)	13.42%	10/20/2034	0.10%	37,590
800,000	Blue Owl Capital - Tralee CDO Ltd. 2018-5A Class SUB (3)(5)	0.00%	10/20/2034	0.26%	100,000
1,250,000	Blue Owl Capital - Tralee CDO Ltd. Series 19-6A Class DRR (3 Month SOFR + 4.10%, 4.10% Floor) (3)	8.38%	10/25/2032	3.29%	1,244,055
1,250,000	Carlyle Global Market Strategies 19-1A Class D (3 Month SOFR + 6.70%, 6.70% Floor) (3)(5)	11.23%	04/20/2031	3.28%	1,240,500
1,100,000	CIFC Funding Ltd. Series 13-1A Class DR (3 Month SOFR + 26.16%, 0.00% Floor) (3)	11.17%	07/16/2030	2.90%	1,098,108
1,000,000	Crown Point CLO Ltd. 19-8A Class DR (3 Month SOFR + 3.70%, 3.96% Floor) (3)(4)	8.23%	10/20/2034	2.65%	1,003,670
1,250,000	Greywolf Capital Management CLO Ltd. 2019-1A SUB (3)(5)	0.00%	04/17/2034	0.79%	298,980
526,855	LendingPoint LLC Asset Securitization Trust Surveillance 20-REV1 Class C (3)	7.70%	10/15/2028	1.38%	521,210
1,000,000	LendingPoint LLC Asset Securitization 23-1A Class C (3)(4)	11.00%	10/17/2033	2.60%	984,053
1,100,000	MJX Asset Management - Venture CDO Ltd. 2016-24A SUB (3)(5)	0.00%	10/20/2028	0.00%	110
600,000	MJX Asset Management - Venture CDO Ltd. 2018-32A SUB (3)	0.00%	07/18/2031	0.00%	60
470,000	MJX Asset Management - Venture CDO Ltd. 2018-34A SUB (3)	0.00%	10/15/2031	0.01%	4,700
350,000	Monroe Capital MML CLO Series 21-2A Class D (3 Month SOFR + 3.85%, 4.11% Floor) (3)	8.43%	09/14/2033	0.92%	346,591
5,000,000	Neuberger Berman CLO Ltd. Series 2019-35A (3)(5)	3.64%	01/19/2033	1.48%	557,225
990,000	New Your Life Investments - MCF CLO LLC Series 19-1A Class ER (3 Month SOFR + 8.06%, 8.06% Floor) (3)	12.34%	04/17/2036	2.60%	982,925
1,400,000	OFS Capital Management OFSI Fund Ltd. 2018-1A SUB (3)(5)	0.00%	07/31/2118	0.11%	41,556
1,332,000	OFSBS-2018-1A-FEE (5)	0.00%	10/15/2026	0.00%	133
1,470,000	Santander Bank Auto Credit - Linked Notes 24-B Class F (3)	8.88%	01/18/2033	3.91%	1,480,803
1,000,000	Sound Point Capital Management - Blue Mountain CLO Ltd. 2018-2A SUB (3)(5)	0.00%	08/15/2031	0.00%	1,000
1,200,000	Vibrant CLO Ltd. 2018-8A SUB (3)(5)	0.00%	01/20/2031	0.05%	18,000
1,100,000	Voya Alternative Asset Management CLO Ltd. 2018-1A SUB (3)(5)	0.00%	04/19/2031	0.25%	93,500
1,010,223	Zais Group CLO Ltd. 2017-1A Class E (3 Month SOFR + 7.00%, 0.00% Floor) (3)(4)(5)	11.52%	07/15/2029	1.99%	752,402
					16,213,073
Commercial Mortgage-Backed Securities (16.98%)
1,000,000	Key Bank - BX Trust 2019-IMC Class G (1 Month SOFR + 3.60%, 3.60% Floor) (3)	7.96%	04/15/2034	2.47%	936,111
1,100,000	Key Bank - BX Trust Series 25-LUNR Class E (1 Month SOFR + 3.95%, 3.95% Floor) (3)	8.26%	06/15/2040	2.91%	1,101,793
1,300,000	Key Bank - DBGS Mortgage Trust Series 21-W52 Class C (1 Month SOFR + 2.30%, 2.30% Floor) (3)	6.73%	10/15/2036	3.32%	1,256,362
1,000,000	Midland Loan Services - SFO Commercial Mortgage Trust 2021-555 Class E (1 Month SOFR + 2.90%, 2.90% Floor) (3)	7.33%	05/15/2038	2.55%	964,791
1,390,000	Wells Fargo Bank - Barclays Commercial Mortgage 2018-CHRS Class E (3)	4.41%	08/05/2038	3.12%	1,181,244
1,000,000	Wells Fargo Bank - BPR Trust Series 21-TY Class F (1 Month SOFR + 11.45%, 4.20% Floor) (3)	8.63%	09/15/2038	2.61%	987,637
					6,427,938
Confirmation of Originator Fee Certificates (1.61%)
7,689,519	SBA Confirmation of Originator Fee Certificates (5)(6)	Various (6)	Various (6)	1.61%	607,349

Residential Mortgage-Backed Securities (16.31%)
1,420,000	A&D Mortgage Trust Series 24-NQM1 Class B1 (3)	8.50%	02/25/2069	3.79%	1,432,624
131,217	Countrywide Alternative Loan Trust Series 2006-J5 Class 1A4	6.50%	09/25/2036	0.20%	74,302
32,661	Countrywide Home Loan Series 2003-49 Class B1	6.09%	12/19/2033	0.08%	30,131
19,459	JP Morgan Mortgage Trust Series 2006-A1	6.86%	02/25/2036	0.04%	13,697

Shares	Description	Rate	Maturity	of Net	Fair Value
Asset Backed Securities (continued) (123.37%)(1)
Residential Mortgage-Backed Securities (continued) (16.31%)
1,600,000	Oportun Funding LLC Series 25-A Class D (3)	7.25%	02/08/2033	4.22%	1,598,034
13,760	Prime Mortgage Trust Series 2003-3 Class B4 (3)(5)	5.97%	01/25/2034	0.01%	3,002
750,000	Progress Residential Trust 2021 - SFR3 Class H (3)	4.75%	05/17/2026	1.94%	735,270
306,196	Residential Asset Securitization Trust 03-A15 Class B1 (5)	5.58%	02/25/2034	0.49%	185,892
2,020,000	STAR 2022-SFR3 Class F (1 Month SOFR + 4.50%, 4.50% Floor) (3)(4)	8.81%	05/17/2039	5.34%	2,020,000
118,192	Structured Asset Securities Corporation 2003-9A Class B2II (5)	5.99%	03/25/2033	0.20%	74,969
					6,167,921
Supply Chain Receivable (4.07%)
843,941	Raistone - First Brands Supply Chain Finance Program (5)	0.00%	10/01/2025	2.16%	818,097
744,939	Raistone - First Brands Supply Chain Finance Program (5)	0.00%	09/24/2025	1.91%	723,845
					1,541,942

Total Asset Backed Securities (Cost $43,318,673)					36,691,043

See Accompanying Notes to the Financial Statements

2

Ellington Income Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Current Principal Amount/ Shares	Description	Rate (2)	Maturity	Percentage of Net Assets	Fair Value
Corporate Debt (4.46%) (1)
High Tech Industries (4.46%)
	Aventive Technologies
33,234	First Lien Term Loan (3 Month SOFR + 4.87%, 7.50% Floor), 12.37% (5)	0.00%	03/28/2026	0.08%	32,071
	Aventive Technologies
787,669	First Lien Term Loan (3 Month SOFR + 4.26%, 1.00% Floor), 14.52% (5)	0.00%	04/24/2030	2.16%	817,207
	Lumen Technologies
242,095	First Lien Term Loan (1 Month SOFR + 4.38%, 0.00% Floor) (5)	0.00%	03/15/2027	0.56%	211,833
	SIRVA Worldwide, Inc.
645,000	First Lien Term Loan (1 Month SOFR + 4.35%, 8.00% Floor), 12.35% (5)	0.00%	02/20/2029	1.66%	624,600
					1,685,711

Total Corporate Debt (Cost $1,629,074)					1,685,711

Preferred Stocks (4.55%)(1)
Other REITS (4.55%)
49,521	AGNC Investment Corp, Series F	6.13%		3.29%	$1,243,470
1,594	Annaly Capital Management, Series G	6.50%		0.10%	39,452
11,334	MFA Financial Inc., Series F	6.50%		0.70%	266,576
7,054	New Residential Inv Corp, Series C	6.38%		0.46%	172,824
					1,722,322

Total Preferred Stocks (Cost $1,742,243)					1,722,322

Short-Term Investment - Investment Companies (10.92%) (1)
4,129,351	First American Government Obligation - Class X	4.25%		10.92%	4,129,351
Total Short-Term Investment - Investment Companies (Cost $4,129,351)					4,129,351

Total Investments (116.92%) (1) (Cost $50,819,341)					44,228,427
Reverse Purchase Agreements (-18.47%)(1)					(6,991,000)
Other Assets In Excess of Liabilities (1.55%) (1)					589,874
Total Net Assets (100.00%) (1)					$37,827,301

1 Month Secured Overnight Financing Rate (SOFR) as of June 30, 2025 was 4.32%.

3 Month Secured Overnight Financing Rate (SOFR) as of June 30, 2025 was 4.29%.

(1)	Percentages are stated as a percent of net assets.
(2)	Rate reported is the current yield as of June 30, 2025.
(3)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2025, these securities amounted to $33,314,753 or 88.07% of net assets.
(4)	Collateral or partial collateral for securities sold subject to repurchase. As of June 30, 2025, these securities amounted to $9,272,638 or 24.51% of net assets.
(5)	Security is categorized as Level 3 per the Fund’s fair value hierarchy. As of June 30, 2025, these securities amounted to $10,323,191 or 27.29% of net assets.
(6)	This security represents a basket of interest only strips. Please refer to Note 7 in these financial statements regarding “Additional Disclosure of SBA Confirmation of Originator Fee Certificates Custom Basket Holdings” for additional information.

Centrally Cleared Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Fair Value
J.P. Morgan	2.61%	SOFR	Paid	Annually	08/09/2032	$339,223	$(31,702)	$11,024	$(20,678)
J.P. Morgan	3.89%	SOFR	Received	Daily	06/17/2031	650,000	-	(13,074)	(13,074)
J.P. Morgan	4.04%	SOFR	Received	Daily	02/25/2027	1,400,000	-	(9,449)	(9,449)
							$(31,702)	$(11,499)	$(43,201)

See Accompanying Notes to the Financial Statements

3

Ellington Income Opportunities Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

Assets
Investments at fair value (cost $50,819,341)	$44,228,427
Deposits at broker	279,055
Due from broker	494,954
Interest receivable	521,788
Other assets	48,571
Total assets	45,572,795

Liabilities
Payable for investments purchased	607,579
Reverse repurchase agreement	6,991,000
Payable to Adviser, net of waiver	3,722
Centrally cleared interest rate swap contracts, at fair value	43,201
Accrued expenses	99,992
Total liabilities	7,745,494
Commitments and Contingencies (See Notes 2 and 9)
Net assets	$37,827,301

Net Assets Consisting of
Paid-in capital	$44,390,216
Total accumulated losses	(6,562,915)
Net assets	$37,827,301

Class A
Net Assets	$190,537
Shares outstanding, unlimited shares authorized	21,722
Net Asset Value per Share	$8.77
Maximum Offering Price (net asset value plus maximum sales charge of 5.75%)	$9.31

Class I (1)
Net Assets	$37,636,764
Shares outstanding, unlimited shares authorized	4,361,094
Net Asset Value per Share	$8.63

(1)	See Note 1 for more details regarding the Class M and Class I name change.

See Accompanying Notes to the Financial Statements.

4

Ellington Income Opportunities Fund

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2025 (Unaudited)

Investment Income
Interest income	$3,581,315
Dividend income	39,307
Total Investment Income	3,620,622

Expenses
Management fees	335,494
Administrator fees	136,771
Professional fees	55,156
Transfer agent fees	63,375
Interest expense	175,751
Registration fees	24,985
Trustees’ fees	29,753
Sub-accounting transfer agency fees	31,465
Compliance fees	30,965
Insurance expense	26,611
Research and trade expenses	22,292
Custodian fees and expenses	4,939
Shareholder reporting expense	6,511
Shareholder servicing fees - Class A	231
Other expenses	1,420
Total Expenses	945,719
Less: fees waived/expenses reimbursed by Adviser	(275,940)
Net Expenses	669,779
Net Investment Income/(Loss)	2,950,843

Realized and Change in Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) on:
Investments	234,076
Interest Rate Swaps	5,693
Net realized gain/(loss)	239,769
Net change in unrealized appreciation/(depreciation) of:
Investments	(1,628,799)
Interest Rate Swaps	(17,136)
Net unrealized appreciation/(depreciation)	(1,645,935)
Net Realized and Change in Unrealized Gain/(Loss) on Investments	(1,406,166)

Increase/(Decrease) in Net Assets Resulting from Operations	$1,544,677

See Accompanying Notes to the Financial Statements.

5

Ellington Income Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
From Operations
Net investment income/(loss)	$2,950,843	$3,663,534
Net realized gain/(loss)	239,769	(165,720)
Net change in unrealized appreciation/(depreciation) on investments	(1,645,935)	17,894
Net increase/(decrease) in net assets resulting from operations	1,544,677	3,515,708
Distributions and Dividends to Shareholders
From distributable earnings	(1,538,045)	(4,531,562)
Total distributions and dividends to common shareholders	(1,538,045)	(4,531,562)
Capital Share Transactions(1)
Proceeds from Class A shareholder subscriptions	-	-
Class A distribution reinvestments	7,475	24,509
Payments for Class A redemptions	-	-
Proceeds from Class I shareholder subscriptions	3,929,516	8,564,436
Class I distribution reinvestments	369,382	1,177,252
Payments for Class I redemptions	(495,403)	(1,715,002)
Net increase/(decrease) in net assets from capital share transactions	3,810,970	8,051,195
Total increase/(decrease) in net assets	3,817,602	7,035,341
Net Assets
Beginning of fiscal period	34,009,699	26,974,358
End of fiscal period	$37,827,301	$34,009,699

(1)	For shareholder transaction activity, please see Note 10.

See Accompanying Notes to the Financial Statements.

6

Ellington Income Opportunities Fund

STATEMENT OF CASH FLOWS

For the Period Ended June 30, 2025 (Unaudited)

Cash Flows From Operating Activities
Increase/(decrease) in Net Assets Resulting from Operations	$1,544,677
Adjustments to reconcile increase/(decrease) in net assets resulting from operations to net cash used in operating activities:
Net realized (gain)/loss on investments and swap contracts	(239,769)
Net change in unrealized (appreciation)/depreciation of investments and swap contracts	1,645,935
Net sales of short term investments	(1,450,260)
Purchases of investments in securities	(23,555,967)
Proceeds from sales and paydowns of investments in securities	18,531,386
Net payments related to swap contracts	5,693
Amortization and accretion on investments	(1,092,034)
Payment-in-kind interest
Changes in operating assets and liabilities:
Deposits at broker	(11,447)
Due from broker	(494,954)
Receivable for investments sold	1,490,000
Interest receivable	(226,835)
Dividends receivable	18,957
Due from Adviser, net	55,832
Other assets	5,079
Payable to Adviser, net of waiver	3,722
Payable for investments purchased	402,891
Payable for reverse repurchase termination	(1,206,972)
Due to broker	(18,119)
Accrued expenses	(55,337)
Net cash used in operating activities	(4,647,522)
Cash Flows From Financing Activities
Repayment of reverse repurchase agreements	2,335,000
Proceeds from issuance of shares, net change in receivable for fund shares sold	3,969,113
Payments for redemptions of shares	(495,403)
Distributions paid, net of reinvestments	(1,161,188)
Net cash provided by financing activities	4,647,522
Net Increase/(Decrease) in Cash	-

Cash:
Beginning of fiscal period	-
End of fiscal period	$-

Supplemental Disclosure of Cash Flow and Non-Cash Information
Non-cash financing activities not included herein consist of distribution reinvestments	376,857

See Accompanying Notes to the Financial Statements.

7

Ellington Income Opportunities Fund

FINANCIAL HIGHLIGHTS - Class A

	For the period ended June 30,	For the Year Ended
	2025 (Unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Per Share Data (1)
Net Asset Value, beginning of fiscal period	$8.76	$8.99	$8.40	$9.68	$9.35	$10.33
Activity from Investment Operations:
Net investment income/(loss)	3.68	1.08	1.02	0.55	0.41	0.45
Net realized and unrealized gain/(loss) on investments	(3.32)	(0.02)	0.35	(1.27)	0.40	(0.90)
Total increase (decrease) from investment operations	0.36	1.06	1.37	(0.72)	0.81	(0.45)
Less Distributions and Dividends to Unitholders:
Net investment income	(0.35)	(1.29)	(0.78)	(0.56)	(0.48)	(0.53)
Net realized gain/loss	-	-	-	-	-	-
Total distributions and dividends to shareholders	(0.35)	(1.29)	(0.78)	(0.56)	(0.48)	(0.53)
Net Asset Value, end of fiscal period	$8.77	$8.76	$8.99	$8.40	$9.68	$9.35
Total Investment Return (1)(2)	4.30%	12.39%	16.89%	(7.52%)	8.69%	(4.20	%)(3)

Supplemental Data and Ratios
Net assets, end of fiscal period (in 000s)	$191	$183	$163	$139	$150	$138
Ratio of expenses to average net assets before waiver	2.71%	6.81%	8.23%	5.37%	4.69%	4.69	%(4)
Ratio of expenses to average net assets after waiver	-31.78%	4.88%	5.89%	4.07%	3.54%	3.09	%(4)
Ratio of net investment income/(loss) to average net assets before waiver	7.19%	9.96%	9.44%	4.62%	2.44%	3.09	%(4)
Ratio of net investment income/(loss) to average net assets after waiver	41.68%	11.88%	11.78%	5.91%	3.88%	4.69	%(4)
Portfolio turnover rate	91.84%	53.48%	17.19%	40.45%	46.81%	34.71	%(3)
Senior Securities, exclusive of treasury securities (3)	6,991,000	4,656,000	8,498,000	14,225,000	10,693,000	10,344,000
Asset coverage ratio of senior securities (4)	641%	830%	417%	309%	515%	379%
Asset coverage, per $1,000 of senior securities principal amount (5)	6,411	8,304	4,174	3,093	5,145	3,791

(1)	Information presented relates to a unit outstanding for the period presented and assumes the reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of fees, total returns would have been lower.
(2)	The total investment return does not reflect the application of a sales load.
(3)	Total amount of each class of senior securities outstanding at principal value at the end of the period presented.
(4)	Asset coverage ratio for a class of senior securities represting indebtedness calculated as the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities represented indebtedness.
(5)	This asset coverage ratio is multiplied by $1,000 to determine asset coverage, per $1,000 of senior securities principal amount.

See Accompanying Notes to the Financial Statements.

8

Ellington Income Opportunities Fund

FINANCIAL HIGHLIGHTS - Class I

	For the period ended June	For the Year Ended
	30, 2025 (Unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Per Share Data
Net Asset Value, beginning of fiscal period	$8.62	$8.86	$8.30	$9.56	$9.25	$10.23
Activity from Investment Operations:
Net investment income/(loss)	0.69	1.10	1.06	0.64	0.43	0.50
Net realized and unrealized gain/(loss) on investments	(0.32)	(0.02)	0.34	(1.29)	0.43	(0.89)
Total increase (decrease) from investment operations	0.37	1.08	1.40	(0.65)	0.86	(0.39)
Less Distributions and Dividends to Unitholders:
Net investment income	(0.36)	(1.32)	(0.84)	(0.61)	(0.55)	(0.59)
Net realized gain/loss	-	-	-	-	-	-
Total distributions and dividends to shareholders	(0.36)	(1.32)	(0.84)	(0.61)	(0.55)	(0.59)
Net Asset Value, end of fiscal period	$8.63	$8.62	$8.86	$8.30	$9.56	$9.25
Total Investment Return (1)	4.34%	12.81%	17.57%	(6.98%)	9.40%	3.56%

Supplemental Data and Ratios
Net assets, end of fiscal period (in 000s)	$37,637	$33,827	$26,812	$29,634	$44,172	$28,733
Ratio of expenses to average net assets before waiver	2.59%	6.56%	7.98%	5.39%	4.70%	4.51%
Ratio of expenses to average net assets after waiver (2)	2.00%	4.52%	5.29%	3.75%	2.86%	2.51%
Ratio of net investment income/(loss) to average net assets before waiver	7.32%	10.21%	9.69%	5.13%	2.67%	3.39%
Ratio of net investment income/(loss) to average net assets after waiver	7.90%	12.24%	12.37%	6.77%	4.51%	5.39%
Portfolio turnover rate	91.84%	53.48%	17.19%	40.45%	46.81%	34.71%
Senior Securities, exclusive of treasury securities (3)	6,991,000	4,656,000	8,498,000	14,225,000	10,693,000	10,344,000
Asset coverage ratio of senior securities (4)	641%	830%	417%	309%	515%	379%
Asset coverage, per $1,000 of senior securities principal amount (5)	6,411	8,304	4,174	3,093	5,145	3,791

(1)	Information presented relates to a unit outstanding for the period presented and assumes the reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of fees, total returns would have been lower.
(2)	Effective April 20, 2024, the operating expense limitation increased from 2.20% to 2.60%.
(3)	Total amount of each class of senior securities outstanding at principal value at the end of the period presented.
(4)	Asset coverage ratio for a class of senior securities representing indebtedness calculated as the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities represented indebtedness.
(5)	This asset coverate ratio is multiplied by $1,000 to determine asset coverage, per $1,000 of senior securities principal amount.

See Accompanying Notes to the Financial Statements.

9

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

1. ORGANIZATION

Ellington Income Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, closed- end management company, and is diversified. The Fund is an interval fund that offers to make quarterly repurchases of shares at the net asset value (“NAV”) of Class A shares, Class C shares and Class I shares. Class A shares are offered at NAV plus a maximum sales charge of 5.75%. Class C and I are offered at NAV. Currently the Fund has two classes of shares operational: Class A and Class I. Effective July 1, 2024, the Fund’s Class M Shares (EIOMX) were re-designated as Class I Shares.

Princeton Fund Advisors, LLC (the “Adviser”) serves as the Fund’s investment adviser. Ellington Global Asset Management, LLC (the “Sub-Adviser” or “Ellington”) serves as the Fund’s investment sub-adviser. The Fund’s investment objective is to seek total return, including capital gains and current income.

The Fund is organized as a statutory trust under the laws of the State of Delaware. The Fund’s Class I shares commenced operations on November 13, 2018 and the Fund’s Class A shares commenced operations on December 17, 2019.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund’s financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies including FASB Accounting Standards Update (“ASU”) 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material to the financial statements.

The following is a summary of the significant accounting policies followed by the Fund:

(A) Investments: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The investment valuation methodologies are discussed further in Note 3.

(B) Investment Transactions, Investment Income and Expense Recognition: Investment transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated based on identified cost. Principal write-offs are treated as realized losses. Interest income is recorded as earned unless ultimate collection is in doubt. Generally, the Fund accretes market discounts and amortizes market premiums on debt securities using the effective yield method. Accretion of market discount and amortization of market premiums requires the use of a significant amount of judgment and the application of several assumptions including, but not limited to, prepayment assumptions and default rate assumptions. Swap contracts are valued using market-standard sources and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price. Expenses that are directly attributable to the Fund (the “Fund Expenses”) consist of permitted expenses determined in accordance with the terms of the governing documents. Fund Expenses are charged when incurred. Fund Expenses include, but are not limited to, operational expenses and other expenses associated with the operation of the Fund. Fund Expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately among the share classes each day based upon the relative net assets of each class.

10

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025 (Unaudited)

(C) Cash: Cash includes cash and cash equivalents. Cash is maintained at U.S. Bank National Association, a member of FDIC. Balances might exceed federally insured limits. Deposits at broker represent margin collateral for the derivative positions held as of June 30, 2025 as shown on the Statement of Assets and Liabilities.

(D) Income Taxes: The Fund has elected to be treated as, and to qualify each year for special tax treatment afforded to, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income and its net capital gain. The Fund intends to distribute at least annually all or substantially all of such income and gain. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates. The Fund’s 2024, 2023, and 2022 tax filings are still open for examination.

Management has reviewed the Fund’s tax positions for all open tax years and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in the future tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

(E) Distributions to Shareholders: Distributions from investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

(F) Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

(G) Unfunded Commitments: As of June 30, 2025, the Fund had total unfunded commitments of $375,000. See Note 9.

3. VALUATION

The following is a description of the valuation methodologies used for the Fund’s financial instruments. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 valuation methodologies include the observation of quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 valuation methodologies include the observation of (i) quoted prices for similar assets or liabilities in active markets, (ii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves) in active markets, and (iii) quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 fair value methodologies include (i) the solicitation of valuations from third parties (typically, broker-dealers), (ii) the use of proprietary models that require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment assumptions and default rate assumptions, and (iii) the assessment of observable or reported recent trading activity. The Fund utilizes such information to assign a good faith fair value (the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the valuation date) to each such financial instrument.

11

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025 (Unaudited)

Market quotations are not typically readily available for the majority of the Fund’s securities and they are often valued at fair value as determined by the Adviser, in its capacity as Valuation Designee (the “Valuation Designee”). The Valuation Designee seeks to obtain at least one third-party indicative valuation for each instrument and obtains multiple indicative valuations when available. Third-party valuation providers often utilize proprietary models that are highly subjective and also require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment and default rate assumptions. The Valuation Designee has been able to obtain third-party indicative valuations on the vast majority of the Fund’s investments and expects to continue to solicit third-party valuations on substantially all investments in the future to the extent practical. The Valuation Designee generally values each financial instrument using a third-party valuation received. However, such third-party valuations are not binding, and while the Valuation Designee generally does not adjust such valuations, the Valuation Designee may challenge or reject a valuation when, based on validation criteria, the Valuation Designee determines that such valuation is unreasonable or erroneous. Furthermore, the Valuation Designee may determine, based on validation criteria, that for a given instrument the third-party valuations received does not result in what the Valuation Designee believes to be fair value, and in such circumstances the Valuation Designee may override the third-party valuation with its own good faith valuation. The validation criteria include the use of the Valuation Designee’s own models, recent trading activity in the same or similar instruments, and valuations received from third parties.

The Valuation Designee’s valuation process, including the application of validation criteria, is overseen and periodically reviewed by the Fund’s Board of Trustees. Because of the inherent uncertainty of valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the financial instruments existed, and the differences could be material to the financial statements.

The table below reflects the value of the Fund’s Level 1, Level 2 and Level 3 financial instruments measured at fair value as of June 30, 2025:

Description	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$28,053,563	$8,637,480	$36,691,043
Corporate Debt	-	-	1,685,711	1,685,711
Preferred Stocks	1,722,322	-	-	1,722,322
Short-Term Investments	4,129,351	-	-	4,129,351
Total Investments	$5,851,673	$28,053,563	$10,323,191	$44,228,427

Other Financial Instruments*
Interest Rate Swaps	$-	$(43,201)	$-	$(43,201)
Total Swaps Contracts	$-	$(43,201)	$-	$(43,201)

*	Other financial instruments are derivative instruments, such as swap contacts, which are reported at market value.

The Fund generally uses prices provided by an independent pricing service, broker, or agent bank, which provide non-binding indicative prices on or near the valuation date as the primary basis for fair value determinations for certain instruments. The independent pricing services typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information. These values are non-binding and may not be determinative of fair value. Values are evaluated during the Fund’s valuation process by the Valuation Designee in conjunction with additional information about the instrument, similar instruments, market indicators and other information.

12

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025 (Unaudited)

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description
Balance as of December 31, 2024	$6,987,909
Purchases	4,557,932
Sales proceeds and paydowns	(916,964)
Realized gain / (loss)	50,584
Change in unrealized gain / (loss)	(485,391)
Transfers into Level 3	171,471
Transfers out of Level 3	(42,350)
Ending Balance – June 30, 2025	$10,323,191

Change in unrealized appreciation / (depreciation) during the year for Level 3 investments held at June 30, 2025	$(474,828)

Investments were transferred from Level 3 to Level 2 based on an increase in the availability of market quotes that demonstrate greater transparency and observability of inputs. Investments transferred from Level 2 to Level 3 have exhibited indications of a reduced level of price transparency, which may include wider spreads to similar investments or a reduction in the availability of market quotes that demonstrate less transparency and observability of inputs.

The following table presents information about unobservable inputs related to the Fund’s categories of Level 3 investments as of June 30, 2025:

Security	Fair Value at 6/30/2025	Valuation Methodology	Unobservable Inputs	Input Vlue/ Range	Weighted Average(1)
Asset Backed Securities	$847,875	Discounted Cash Flows	Yield	20.56% - 20.56%	20.56%
	1,214,476	Option Adjusted Spread (OAS) (2)	SOFR OAS (2)	574.99 - 574.99	574.99
Collateralized Loan Obligations	2,897,850	Dealer Marked w Odd Lot Sizing Adjustment	Odd Lot Sizing Adjustment	0.00% - (1.37)%	(0.75)%
	1,051,382	Market quotes	Non Binding Indicative Price	24.00 - 80.00	64.08
	212,743	Discounted Cash Flows	Yield	43.90% - 48.85%	46.46%
			Projected Collateral Prepayments	41.20% - 42.48%	41.86%
			Projected Collateral Losses	4.43% - 4.69%	4.56%
			Projected Collateral Recoveries	4.24% - 6.26%	5.33%
			Projected Collateral Scheduled Amortization	46.74% - 49.87%	48.3%
					100.0%

Confirmation of Originator Fee Certificates	607,349	Option Adjusted Spread (“OAS”)	SOFR OAS (2)	250.02 - 250.02	250.02
Corporate Debt	1,473,878	Market quotes	Non Binding Indicative Price	96.50 - 103.75	101.05
	211,833	Discounted Cash Flows	Yield	14.26% - 14.26%	14.26%
Residential Mortgage-Backed Securities	263,863	Discounted Cash Flows	Yield	9.31% - 12.47%	10.22%
			Projected Collateral Prepayments	23.92% - 48.04%	30.85%
			Projected Collateral Losses	0.00% - 0.74%	0.21%
			Projected Collateral Recoveries	11.66% - 12.01%	11.76%
			Projected Collateral Scheduled Amortization	39.21% - 64.42%	57.17%
					100.0%

Supply Chain Receivable	1,541,942	Discounted Cash Flows	Yield	12.25% - 12.27%	12.26%
Total Fair Value	$10,323,191

(1)	Averages are weighted based on the fair value of the related instrument.

(2)	Shown in basis points.

A change in unobserved inputs might result in significantly higher or lower fair value measurement as of June 30, 2025.

13

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025 (Unaudited)

4. RELATED PARTY AGREEMENTS AND FEES

The Adviser serves as the investment adviser to the Fund. Under the terms of the management agreement between the Fund and the Adviser dated October 17, 2018 (the “Agreement”), the Adviser, subject to the oversight of the Board of Trustees (the “Board”), provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objectives and policies. As compensation for its management services, the Fund agrees to pay to the Adviser a monthly fee at the annual rate of 1.85% of the Fund’s average daily net assets. For the period ended June 30, 2025, the Fund incurred $335,494 in management fees under the Agreement.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement under which the Adviser has agreed, until at least April 30, 2026, to waive its management fees and to pay or absorb the ordinary operating expenses of the Fund (excluding (i) interest expense, and any fees and expenses incurred in connection with credit facilities, if any, obtained by the Fund; (ii) transaction costs and other expenses incurred in connection with the acquisition, financing, maintenance, and disposition of the Fund’s investments and prospective investments, including without limitation bank and custody fees, brokerage commissions, legal, data, consulting and due diligence costs, servicing and property management costs; (iii) acquired fund fees and expenses; (iv) taxes; and (v) extraordinary expenses), to the extent that its management fees plus applicable distribution and shareholder servicing fees and the Fund’s ordinary operating expenses would otherwise exceed, on a year -to-date basis, 2.85%, 3.60%, and 2.60%, per annum of the Fund’s average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Board, on 60 days’ written notice to the Adviser. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived any payment or reimbursed any expense, if (after taking the repayment into account) the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or at the time of the reimbursement payment. The Adviser’s waived fees and reimbursed expenses that are subject to potential recoupment are as follows:

Fiscal Year Incurred	Amount Waived or Expenses Reimbursed by the Advisor	Amount Recouped	Amount Subject to Potential Reimbursement	Expiration Date
December 31, 2022	$402,689	$-	$402,689	December 31, 2025
December 31, 2023	$724,743	$-	$724,743	December 31, 2026
December 31, 2024	$609,308	$-	$609,308	December 31, 2027
December 31, 2025	$275,940	$-	$275,940	December 31, 2028

On the Statement of Assets & Liabilities, “Due from Adviser, net” represents the management fees incurred and the fees waived/expenses reimbursed by the Adviser.

The Adviser engaged Ellington, an investment adviser registered with the U.S. Securities & Exchange Commission, to serve as the Fund’s sub-adviser pursuant to a Subadvisory Agreement dated October 17, 2018 between Ellington and the Adviser (the “Subadvisory Agreement”). Under the terms of the Subadvisory Agreement, the Sub-Adviser is paid directly by the Adviser.

Under Administration, Fund Accounting and Transfer Agent Servicing Agreements between the Fund and U.S. Bancorp Fund Services, LLC doing business as U.S. Bancorp Global Fund Services, LLC (“Global Fund Services”), Global Fund Services is paid a monthly fee based on the NAV of the Fund. Global Fund Services serves as fund administrator, fund accountant, registrar, and transfer agent to the Fund.

14

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025 (Unaudited)

For the period ended June 30, 2025, the Fund used U.S. Bank National Association (“U.S. Bank”) as its custodian pursuant to a Custody Agreement between U.S. Bank and the Fund.

Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer to the Fund as well as related compliance services pursuant to a consulting agreement between NLCS and the Fund.

For the period ended June 30, 2025, the Fund used Foreside Funds, LLC (“Foreside”) as its distributor pursuant to a Distribution Agreement between Foreside and the Fund.

Two Trustees and certain Officers of the Fund are also Officers of the Adviser or Sub-Adviser. Trustees and Officers, other than the Chief Compliance Officer, who are affiliated with the Adviser or the Sub-Adviser are not compensated by the Fund for their services.

5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended June 30, 2025 amounted to $23,555,967 and $18,531,386, respectively.

6. DERIVATIVE INSTRUMENTS

The Fund uses derivative instruments as part of its investment strategy to achieve its stated investment objective. The Fund’s derivative contracts held at year end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Fund does not offset derivative assets and liabilities across derivative types that are subject to a master netting arrangement in the Statement of Assets and Liabilities.

The following table lists the fair value of derivative instruments held by the Fund by primary underlying risk and contract type on the Statement of Assets and Liabilities at period end:

Primary Underlying Risk	Centrally cleared interest rate swap contracts, at fair value
Interest Rate Risk Swaps	$ (43,201)

The following table lists the effect of derivative instruments held by the Fund by primary underlying risk and contract type on the Statement of Operations for the period ended June 30, 2025:

Primary Underlying Risk	Realized Gain/(Loss) on:	Net Change in Unrealized Appreciation/(Depreciation) on:
Interest Rate Swaps	$ 5,693	$ (17,136)

The Fund’s average monthly notional amount of derivatives during the period ended June 30, 2025 were:

Derivative Type	Average Monthly Notional Amount
Interest Rate Swaps	$ 1,071,120

15

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025 (Unaudited)

The following table provides information regarding the offsetting of derivative liabilities within the balance sheet as of June 30, 2025.

				Gross Amount Not Offset in the Statement of Financial Position
Description	Gross Recognized Liabilities	Gross Amounts Offset	Net Amount Presented as Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount	Fair Value of Collateral Pledged
JP Morgan
Interest Rate Swap	$(43,201)	$-	$43,201)	$-	$-	$(43,201)	$-
Total derivatives subject to master netting arrangement	(43,201)	-	(43,201)	-	-	(43,201)	-

Total derivatives not subject to master netting arrangement	-	-	-	-	-	-	-
Total derivative liabilities	$(43,201)	$-	$(43,201)	$-	$-	$(43,201)	$-

Derivatives Risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. When used as hedging instruments, derivatives subject the Fund to the risk that there will be an imperfect correlation between the value of the derivative and the positions of the Fund being hedged by the derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. There may not be a liquid secondary market for the derivative instruments traded by the Fund. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

The Fund’s use of derivatives is also subject to the following additional risks:

Counterparty Risk. The Fund’s investments may be exposed to the credit risk of the counterparties with which, or the dealers, brokers and exchanges through which, the Fund deals, whether in exchange-traded or OTC transactions. The Fund may be subject to the risk of loss of Fund assets on deposit or being settled or cleared with a broker in the event of the broker’s bankruptcy, the bankruptcy of any clearing broker through which the broker executes and clears transactions on behalf of the Fund, the bankruptcy of an exchange clearing house or the bankruptcy of any other counterparty. To the extent that the Fund has posted margin or has other amounts held by a counterparty that becomes insolvent, the Fund may be deemed to be an unsecured creditor of the counterparty and would need to pursue its claim in bankruptcy or liquidation proceedings. Amounts for any such claims may be less than the amounts owed to the Fund. Such events would have an adverse effect on the Fund’s NAV.

Swap Agreements. A swap is an agreement between two parties to exchange a sequence of cash flows (or other assets) for a set period of time. Swaps can involve greater risks than a direct investment in an underlying asset because swaps typically include a certain amount of embedded leverage and, as such, are subject to leveraging risk. If swaps are used as a hedging strategy, the Fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Total return swaps and credit default swaps are subject to counterparty risk, credit risk and liquidity risk. In addition, total return swaps are subject to market risk and credit default swaps are subject to the risks associated with the purchase and sale of credit protection. With respect to a credit default swap, if the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. Additionally, the Fund is exposed to many of the same risks of leverage since if an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. There is also the risk that the transaction may be closed out at a time when the credit quality of the underlying investment has deteriorated, in which case the Fund may need to make an early termination payment. The protection buyer in a credit default swap may be obligated to pay the protection seller an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If the Fund is buying credit protection, there is the risk that no credit event will occur and the Fund will receive no benefit (other than any hedging benefit) for the premium paid. There is also the risk that the transaction may be closed out at a time when the credit quality of the underlying investment has improved, in which case the Fund may need to make an early termination payment. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. There is a risk that based on movements of interest rates, the payments made under a swap agreement will be greater than the payments received.

16

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025 (Unaudited)

Regulation as a Commodity Pool. The Fund has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” (“CPO”) with the U.S. Commodity Futures Trading Commission (the “CFTC”) and the National Futures Association (“NFA”), which regulate trading in the futures markets. Pursuant to CFTC Regulation 4.5, the Fund is not subject to regulation as a commodity pool under the Commodity Exchange Act (the “CEA”) . As a result, neither the Adviser nor the Sub-Adviser is a CPO with respect to the Fund. The Fund reserves the right to elect to rely on other applicable exemptions under CEA rules, which may increase the Fund’s regulatory compliance obligations and expenses. In the event the Fund, the Adviser or the Sub- Adviser fails to qualify for the exclusion and is required to register as a CPO, the Fund may become subject to additional disclosure, recordkeeping and reporting requirements, which may increase the Fund’s regulatory compliance obligations and expenses.

7. ADDITIONAL DISCLOSURE OF SBA CONFIRMATION OF ORIGINATOR FEE CERTIFICATES CUSTOM BASKET HOLDINGS

Current Principal Amount	Description	Rate	Maturity	Fair Value as a Percentage of Custom Basket	Fair Value
761,921	SBA Confirmation of Originator Fee Certificate 344019	1.56%	07/25/2044	9.91%	$60,180
260,988	SBA Confirmation of Originator Fee Certificate 344022	3.06%	08/09/2044	3.39%	20,614
955,598	SBA Confirmation of Originator Fee Certificate 344023	3.31%	08/16/2044	12.43%	75,477
577,014	SBA Confirmation of Originator Fee Certificate 344021	3.56%	09/17/2044	7.50%	45,575
890,268	SBA Confirmation of Originator Fee Certificate 344025	2.31%	09/18/2044	11.58%	70,317
2,223,842	SBA Confirmation of Originator Fee Certificate 344027	2.06%	09/20/2044	28.92%	175,648
2,019,888	SBA Confirmation of Originator Fee Certificate 344028	2.81%	09/26/2044	26.27%	159,538
7,689,519				100.00%	$607,349

17

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025 (Unaudited)

8. TAX BASIS INFORMATION

It is the Fund’s intention to continue to qualify as a RIC under Subchapter M of the IRC and distribute all of its taxable income.

Accordingly, no provision for federal income taxes is required in its financial statements.

The tax character of distributions paid to shareholders during the years ended December 31, 2024 and December 31, 2023, were as follows:

	2024	2023
Ordinary Income	$4,531,562	$2,533,486
Net Long-Term Capital Gains	-	-
Return of Capital	-	-
Total Distributions Paid	$4,531,562	$2,533,486

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differences in the timing of recognition of gains or losses on investments.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or NAV per share. For the year ended December 31, 2024, the Fund made the following permanent book to tax reclassification primarily related to excise tax:

Distributable Earnings	Paid-In Capital
$-	$(-)

The following information is provided on a tax basis (including reverse repurchase agreements) as of December 31, 2024:

Tax cost of investments	$43,227,543
Total tax cost of portfolio	$43,227,543
Gross unrealized appreciation	1,991,202
Gross unrealized depreciation	(7,156,831)
Net unrealized appreciation / (depreciation)	(5,165,629)
Undistributed ordinary income / (loss)	68,866
Undistributed long-term gain / (loss)	-
Other temporary differences	(1,472,784)
Total accumulated gain / (loss)	$(6,569,547)

The difference between book basis and tax basis unrealized appreciation / (depreciation) on investments is primarily attributable to mark to market on derivatives.

As of December 31, 2024, for federal income tax purposes, there were capital loss carryforwards of $1,472,784. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

18

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025 (Unaudited)

The Fund follows the authoritative guidance on accounting for and disclosure of uncertainty on tax positions, which requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals of litigation process, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Fund did not have any unrecognized tax benefits or unrecognized tax liabilities as of December 31, 2024. The Fund does not expect any change in unrecognized tax benefits or unrecognized tax liabilities within the next year. In the normal course of business, the Fund may be subject to examination by federal, state, local and foreign jurisdictions, where applicable, for the open tax years of 2024, 2023, 2022, and 2021.

9. CAPITAL COMMITMENTS

The Fund may enter into investment commitments to fund investments through signed commitment letters. The Fund believes it has adequate liquid assets to satisfy its unfunded commitments. As of June 30, 2025, the Fund had unfunded commitments outstanding which could be extended in the option of the borrower, as detailed below:

Portfolio Company Name	Investment Type	Maturity	Total Commitment	Unfunded Commitment	Fair Value
SIRVA Worldwide Inc.	Corporate Debt	2/20/2029	$1,020,000	$375,000	$(5,400)
Total			$1,020,000	$375,000	$(5,400)

10. SHAREHOLDER TRANSACTIONS

The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at NAV, of no less than 5% and no more than 25% of the Fund’s shares outstanding on the Repurchase Request Deadline (as defined below). There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”). Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day.

During the period ended June 30, 2025, the Fund completed two repurchase offers. In the offers that commenced on February 21, 2025, May 23, 2025, the Fund offered to repurchase up to 10% of the number of its outstanding shares as of the applicable Repurchase Pricing Date. The results of these repurchase offers are as follows:

Commencement Date	February 21, 2025	May 23, 2025
Repurchase Request Deadline	March 14, 2025	June 13, 2025
Repurchase Pricing Date	March 14, 2025	June 13, 2025
Amount Repurchased	$210,753	$284,650
Shares Repurchased	23,922	32,420

Class A had 21,722 shares outstanding as of June 30, 2025. Class A did not issue any shares through shareholder subscriptions, issued 852 shares through dividend reinvestments, and did not repurchase any shares through shareholder redemptions during the period ended June 30, 2025.

Class I had 4,361,094 shares outstanding as of June 30, 2025. Class I issued 458,156 shares through shareholder subscriptions, 35,505 shares through dividend reinvestments and repurchased 56,342 shares through shareholder redemptions during the period ended June 30, 2025.

19

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025 (Unaudited)

11. BORROWING

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive the principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

As of June 30, 2025, the Fund had the following reverse repurchase agreements outstanding, which were equal to 18.48% of the Fund’s net assets:

Counterparty	Amount Borrowed	Borrowing Rate	Borrowing Date	Maturity Date	Maturity Amount
Lucid	$711,000	5.61%	04/16/2025	07/17/2025	$719,421
RBC Capital Markets	875,000	5.26%	05/05/2025	07/07/2025	882,287
RBC Capital Markets	786,000	5.56%	05/13/2025	07/14/2025	791,948
RBC Capital Markets	904,000	5.28%	06/02/2025	08/04/2025	907,845
RBC Capital Markets	755,000	5.37%	06/06/2025	08/08/2025	757,816
JP Morgan	1,518,000	5.57%	06/11/2025	09/08/2025	1,522,697
RBC Capital Markets	629,000	5.67%	06/23/2025	08/25/2025	629,793
RBC Capital Markets	813,000	5.27%	06/25/2025	08/25/2025	813,714
Totals	$6,991,000				$7,025,521

As of June 30, 2025, the fair value of securities held as collateral for reverse repurchase agreements was $9,272,638, as noted on the Schedule of Investments. For the period ended June 30, 2025, the average daily balance and average interest rate in effect for reverse repurchase agreements were $6,583,895 and 5.59%, respectively.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater than 90 Days	Total
Collateral Loan Obligation	$-	$2,372,000	$3,101,000	$-	$5,473,000
Residential Mortgage-Backed Securities	-	-	1,518,000	-	1,518,000
Totals	$-	$2,372.000	$4,619,000	$-	$6,991,000

20

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025 (Unaudited)

Below is the gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement:

				Gross Amounts of Collateral Not Offset on the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Non-Cash Collateral (Pledged) / Received	Cash Collateral (Pledged) / Received	Net Amount
Reverse Repurchase Agreements	$6,991,000	$-	$6,991,000	$(6,991,000) (1)	$-	$-

(1)	Refer to the Schedule of Investments for the Securities pledged as collateral. The value of these securities is $9,272,638.

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default of the Fund (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities (i.e. the MRA counterparty) under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

12. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, National Financial Services held approximately 91.10% of the voting securities of the Fund.

13. MARKET RISK

An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire amount invested. Global, national, regional and local reaction to any market events, natural disasters or a pandemic could impact the health of the economy, and the Fund, temporarily or for an extended period. An investment in the Fund’s shares represents an indirect investment in the investments owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. In addition, the Fund is subject to the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, tariffs and trade wars, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), climate-change and climate related events, and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.

21

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025 (Unaudited)

14. NEW ACCOUNTING PRONOUNCEMENT

In this reporting period, the Fund adopted FASB ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The Fund has a single operating segment, as the CODM monitors the operating results of the Fund as a whole and its long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers. The financial information in the form of portfolio composition, total returns, expense ratios and changes in net assets which are used by the CODM to assess the segment’s performance versus comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “net assets” and significant segment expenses are listed on the accompanying statement of operations.

15. SUBSEQUENT EVENTS

Subsequent events after the date of these financial statements have been evaluated through the date the financial statements were issued.

22

Ellington Income Opportunities Fund

ADDITIONAL INFORMATION

June 30, 2025 (Unaudited)

Form N-PORT

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Website at www.sec.gov.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12-month period ended June 30 are available to stockholders without charge, upon request by calling the Adviser at (888) 862-3690. Such information can also be found on the SEC’s website at http://www.sec.gov.

Board of Trustees

The Fund’s prospectus and statement of additional information includes information about the Fund’s Trustees and is available upon request without charge by calling the Adviser at (888) 862-3690 or by visiting the SEC’s Website at www.sec.gov.

Forward-Looking Statements

This report contains “forward- looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward- looking statements by words such as “may’’, “will’’, “believe’’, “attempt’’, “seem’’, “think’’, “ought’’, “try’’ and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Tax Notice

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) for the fiscal year ended December 31, 2024 was 0.00%.

23

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)	(1) Not Applicable.

(a)	(2) Not Applicable.

(a)	(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(a)	(4) Not Applicable

(a)	(5) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ellington Income Opportunities Fund

By (Signature and Title)	/s/ John L. Sabre
John L. Sabre, President (Principal Executive Officer)

Date	September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John L. Sabre
John L. Sabre, President (Principal Executive Officer)

Date	September 8, 2025

By (Signature and Title)*	/s/ Michael J. Sabre
Michael J. Sabre, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	September 8, 2025